Aptus Drawdown Managed Equity ETF
Schedule of Investments
January 31, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 98.1%
	Accommodation and Food Services - 1.3%
5,178	Domino’s Pizza, Inc.	$1,919,795
5,390	Marriott International, Inc. - Class A	626,911
		2,546,706
	Administrative and Support and Waste Management and Remediation Services - 6.1%
6,233	Accenture plc - Class A	1,507,888
11,001	Mastercard, Inc. - Class A	3,479,506
16,532	PayPal Holdings, Inc. (a)	3,873,613
17,741	Visa, Inc. - Class A	3,428,448
		12,289,455
	Arts, Entertainment, and Recreation - 0.6%
11,874	Wynn Resorts, Ltd.	1,181,819
	Construction - 0.8%
357	NVR, Inc. (a)	1,587,393
	Finance and Insurance - 14.4%
59,857	Bank of America Corporation	1,774,760
13,791	Berkshire Hathaway, Inc. - Class B (a)	3,142,555
5,576	BlackRock, Inc.	3,910,226
7,849	Chemed Corporation	4,064,997
10,483	Citigroup, Inc.	607,909
8,434	First Republic Bank/CA	1,222,846
24,871	JPMorgan Chase & Company	3,200,152
3,907	MarketAxess Holdings, Inc.	2,112,749
4,959	MSCI, Inc.	1,960,293
7,186	PNC Financial Services Group, Inc.	1,031,335
6,462	S&P Global, Inc.	2,048,454
12,111	UnitedHealth Group, Inc.	4,039,987
		29,116,263
	Information - 17.1%
7,397	Adobe Systems, Inc. (a)	3,393,522
17,644	American Tower Corporation	4,011,540
32,205	Comcast Corporation - Class A	1,596,402
15,676	Facebook, Inc. - Class A (a)	4,049,581
24,027	Fidelity National Information Services, Inc.	2,966,373
49,006	Microsoft Corporation	11,367,432
13,571	ResMed, Inc.	2,735,506
6,052	salesforce.com, Inc. (a)	1,365,089
15,302	Take-Two Interactive Software, Inc. (a)	3,067,286
		34,552,731
	Manufacturing - 37.8% (b)
30,438	Abbott Laboratories	3,761,832
3,809	Alphabet, Inc. - Class C (a)	6,992,334
14,854	Amgen, Inc.	3,586,201
103,643	Apple, Inc.	13,676,730
7,714	ASML Holding NV - NY	4,120,510
31,009	Carrier Global Corporation	1,193,847
15,433	Caterpillar, Inc.	2,821,770
13,414	Chevron Corporation	1,142,873
36,615	Edwards Lifesciences Corporation (a)	3,023,667
5,056	Eli Lilly and Company	1,051,496
27,962	Exxon Mobil Corporation	1,253,816
5,580	Intuitive Surgical, Inc. (a)	4,171,831
19,956	Johnson & Johnson	3,255,422
8,800	Lam Research Corporation	4,258,760
3,902	Linde plc	957,551
8,647	Lockheed Martin Corporation	2,782,778
5,239	Masimo Corporation (a)	1,340,765
7,849	NVIDIA Corporation	4,078,262
38,125	Otis Worldwide Corporation	2,464,781

20,925	PepsiCo, Inc.			2,857,727
19,010	Procter & Gamble Company			2,437,272
14,182	Raytheon Technologies Corporation			946,365
7,369	Roper Technologies, Inc.			2,895,354
1,726	Tesla, Inc. (a)			1,369,633
				76,441,577
	Mining, Quarrying, and Oil and Gas Extraction - 2.1%
15,548	EOG Resources, Inc.			792,326
16,622	Newmont Corporation			990,671
12,586	Pioneer Natural Resources Company			1,521,647
12,309	Rio Tinto plc - ADR			940,654
				4,245,298
	Professional, Scientific, and Technical Services - 0.5%
1,924	ServiceNow, Inc. (a)			1,045,040
	Real Estate and Rental and Leasing - 1.7%
6,593	Netflix, Inc. (a)			3,510,047
	Retail Trade - 9.4%
2,779	Amazon.com, Inc. (a)			8,910,030
833	AutoZone, Inc. (a)			931,602
17,806	Dollar General Corporation			3,465,226
15,683	Home Depot, Inc.			4,247,270
10,060	Walmart, Inc.			1,413,329
				18,967,457
	Transportation and Warehousing - 1.0%
24,784	Southwest Airlines Company			1,089,009
4,489	Union Pacific Corporation			886,443
				1,975,452
	Utilities - 2.4%
59,388	NextEra Energy, Inc.			4,802,708
	Wholesale Trade - 2.9%
28,538	Entegris, Inc.			2,807,854
8,919	Pool Corporation			3,158,931
				5,966,785
	TOTAL COMMON STOCKS (Cost $157,612,634)			198,228,731

Contracts			Notional Amount
	PURCHASED OPTIONS (c) - 2.1%
	Call Options - 0.6%
2,075	CBOE Volatility Index, Expiration: 02/17/2021, Exercise Price: $30.00		6,866,175	1,162,000

	Put Options - 1.5%
1,100	Invesco QQQ Trust, Series 1, Expiration: 02/19/2021, Exercise Price: $316.00		34,601,600	1,162,700
150	S&P 500 Index, Expiration: 02/19/2021, Exercise Price: $3,800.00		55,713,600	1,994,250
				3,156,950
	TOTAL PURCHASED OPTIONS (Cost $2,071,842)			4,318,950

	Total Investments (Cost $159,684,476) - 100.2%			202,547,681
	Liabilities in Excess of Other Assets - (0.2)%			(447,047)
	TOTAL NET ASSETS - 100.0%			$202,100,634

	Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	NY	New York Registry Shares.
	(a)	Non-income producing security.
	(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(c)	Exchange traded.

Aptus Drawdown Managed Equity ETF
Schedule of Written Options
January 31, 2021 (Unaudited)
Contracts		Security Description	Notional Amount	Value
		WRITTEN OPTIONS (a) - (0.5)%
		Put Options - (0.5)%
1,100		Invesco QQQ Trust, Series 1, Expiration: 02/19/2021, Exercise Price: $286.00	$(34,601,600)	$(342,100)
150		S&P 500 Index, Expiration: 02/19/2021, Exercise Price: $3,500.00	(55,713,600)	(645,000)
		TOTAL WRITTEN OPTIONS (Premiums Received $399,366)		$(987,100)

	(a)	Exchange traded.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2021:

Aptus Drawdown Managed Equity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$198,228,731	$-	$-	$198,228,731
Purchased Options	-	4,318,950	-	4,318,950
Total Investments in Securities	$198,228,731	$4,318,950	$-	$202,547,681

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$987,100	$-	$987,100
Total Written Options	$-	$987,100	$-	$987,100

^ See Schedule of Investments for breakout of investments by sector categories and contract type.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.